Note 3 - Acquisition	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 3. Acquisition

In August 2014, Avalon, through a newly created subsidiary, The Avalon Resort and Spa LLC, completed the acquisition of The Magnuson Grand Hotel (formerly The Avalon Inn) in Howland, Ohio for approximately $3.1 million in cash and the assumption of certain operating leases and some rental payment relief. The acquisition was primarily funded from borrowings under our line of credit facility of $2.9 million and cash on hand of approximately $0.2 million. Subsequent to the acquisition, The Magnuson Grand Hotel was renamed The Avalon Resort and Spa. The primary assets of The Avalon Resort and Spa include the 144 room hotel, indoor swimming pool and adjoining tennis center. The Avalon Resort and Spa is located adjacent to Avalon’s corporate headquarters and the Avalon Lakes Golf Course.

The Avalon Resort and Spa is currently in operation and is being renovated. The renovations include a complete renovation of the existing facility and indoor junior Olympic sized swimming pool. The Avalon Resort and Spa will also be expanded to include a 12,000 square foot addition which will provide for new restaurants, bars, a full service spa and salon, extensive conference facilities, complete fitness center and a resort style pool.

The acquisition is consistent with the Company's business strategy in that The Avalon Resort and Spa will provide guests with a self-contained vacation experience, offering hotel guests golf packages to all of the golf courses of the Avalon Golf and Country Club and allow its guests to utilize the facilities at each of the clubhouses. Members of the Avalon Golf and Country Club will also have access to all of the amenities offered by The Avalon Resort and Spa. The Avalon Resort and Spa earns revenues through room rentals and from tennis activities. Upon completion of the expansion and renovation, other revenue-generating resort amenities will include restaurants, bars, a full service spa and salon and extensive banquet and conference facilities. The operating results of The Avalon Resort and Spa have been included within the Company’s Consolidated Statement of Operations and within Avalon's golf and related operations segment since the date of acquisition. The Consolidated Statement of Operations for the year ended December 31, 2014 includes net operating revenues of $0.6 million and a loss before income taxes of less than $0.1 million related to The Avalon Resort and Spa. Included in The Avalon’s operating results were approximately $0.1 million in acquisition related costs included in selling, general and administrative expenses in the Consolidated Statement of Operations for the year ended December 31, 2014.

The Company accounted for the acquisition of The Avalon Resort and Spa using the acquisition method of accounting, which requires among other things, the recognition of the assets acquired and the liabilities assumed at their respective fair values as of the acquisition date. As of December 31, 2014, the entire purchase price allocation is preliminary. The Company has received a preliminary third-party valuation of the acquired property, buildings, furniture and fixtures and any intangible assets of The Avalon Resort and Spa and, therefore, the values attributed to those acquired assets in the consolidated financial statements are subject to adjustment. As the Company finalizes the fair value of assets acquired and liabilities assumed, additional adjustments will be recorded during the measurement period.

The Avalon Resort and Spa’s assets and liabilities are recorded at fair value as of the date of acquisition. The purchase consideration and related preliminary estimated allocations are as follows (in thousands):

Assets acquired:
Property and equipment	$2,570
Other intangible assets	818
Assets acquired	$3,388

Liabilities assumed:
Deferred rental income	$266
Total liabilities assumed	$266

Total consideration	$3,122

Pro forma net operating revenues and results of operations for the acquisition of The Avalon Resort and Spa, had the acquisition occurred at the beginning of the applicable year ended December 31, 2014 or 2013, are not significant and, accordingly, are not provided.